General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	2024	2023	2022
	USD	USD	USD

Salaries and other related benefits	14,008,123	11,082,572	12,954,848
Insurance expense	1,040,793	1,047,939	564,617
Rent and related charges (note 22)	808,969	670,557	514,643
Provision for employee’s end of service benefit (note 24)	762,891	431,439	643,904
Depreciation of property and equipment (note 15)	498,270	486,771	204,002
Provision for expected credit losses (note 17)	453,643	-	716,291
License fees	419,203	84,386	48,362
Other expenses	235,333	370,525	356,264
Travel expenses	216,998	248,740	327,808
Amortization of intangible assets (note 16)	134,285	32,793	3,437
Depreciation of rights-of-use assets (note 22)	121,078	154,247	121,020
Utilities	116,519	92,766	299,697
Write-off receivables	17,327	18,151	45,679
Settlement fees*	-	2,000,000	-
Employees’ share-based compensation (note 21)	-	359,365	564,741
	18,833,432	17,080,251	17,365,313

*	The amount relates to a settlement agreement incurred in 2023 with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. As of December 31, 2024 the entirety of the amount has been settled.